Note 26 - Common Stock	12 Months Ended
Dec. 31, 2018
Common Stock
Disclosure Of Common Stock

26. Common stock

As of December 31, 2018 BBVA’s common stock amounted to €3,267,264,424.20 divided into 6,667,886,580 fully subscribed and paid-up registered shares, all of the same class and series, at €0.49 par value each, represented through book-entries. All of the Bank shares carry the same voting and dividend rights, and no single stockholder enjoys special voting rights. Each and every share is part of the Bank’s common stock.

The Bank’s shares are traded on the stock markets of Madrid, Barcelona, Bilbao and Valencia through the Sistema de Interconexión Bursátil Español (Mercado Continuo), as well as on the London and Mexico stock markets. BBVA American Depositary Shares (ADSs) traded on the New York Stock Exchange.

Additionally, as of December 31, 2018, the shares of BBVA Banco Continental, S.A.; Banco Provincial, S.A.; BBVA Colombia, S.A.; BBVA Banco Francés, S.A. and Turkiye Garanti Bankasi A.S., were listed on their respective local stock markets. BBVA Banco Francés, S.A. was also quoted in the Latin American market (Latibex) of the Madrid Stock Exchange and the New York Stock Exchange.

As of December 31, 2018, State Street Bank and Trust Co., Chase Nominees Ltd and The Bank of New York Mellon SA NV in their capacity as international custodian/depositary banks, held 10.69%, 6.33%, and 2.31% of BBVA common stock, respectively. Of said positions held by the custodian banks, BBVA is not aware of any individual shareholders with direct or indirect holdings greater than or equal to 3% of BBVA common stock outstanding.

On February 4, 2019, Blackrock, Inc. reported to the SEC that, as of December 31, 2018, it beneficially owned 6.6% of BBVA’s common stock.

BBVA is not aware of any direct or indirect interests through which control of the Bank may be exercised. BBVA has not received any information on stockholder agreements including the regulation of the exercise of voting rights at its annual general meetings or restricting or placing conditions on the free transferability of BBVA shares. No agreement is known that could give rise to changes in the control of the Bank.

The changes in the heading “Paid up Capital” of the accompanying consolidated balance sheets are due to the following common stock increases:

Capital Increase
	Number of Shares	Common Stock(Millions of Euros)
As of December 31, 2015	6.366.680.118	3.120
Dividend option - April 2016	113.677.807	56
Dividend option - October 2016	86.257.317	42
As of December 31, 2016	6.566.615.242	3.218
Dividend option . April 2017	101.271.338	50
As of December 31, 2017	6.667.886.580	3.267
As of December 31, 2018	6.667.886.580	3.267

“Dividend Option” Program in 2017:

The AGM of BBVA held on March 17, 2017 adopted, under agenda item three, a capital increase to be charged to voluntary reserves to implement the shareholder remuneration system called the “Dividend Option” this year in similar conditions to those agreed in 2014, 2015 and 2016, conferring on the Board of Directors, in accordance with article 297.1.a) of the Spanish Companies Act, the authority to set the date on which the capital increase should be carried out, within one year of the date of approval of the AGM resolution.

By virtue of such resolution, the Board of Directors of BBVA resolved, on March 29, 2017, to execute the capital increase to be charged to voluntary reserves, in accordance with the terms and conditions approved by the AGM mentioned above. As a result, BBVA’s share capital was increased by an amount of 49,622,955.62 euros through the issuance of 101,271,338 newly-issued BBVA ordinary shares at 0.49 euros par value each (see Note 4).

“Dividend Option” Program in 2016:

The AGM held on March 11, 2016, under agenda item three, adopted four capital increase resolutions to be charged to voluntary reserves to once again implement the shareholder remuneration program called the “Dividend Option” (see Note 4), conferring on the Board of Directors, in accordance with article 297.1 a) of the Spanish Companies Act, the authority to set the date on which said capital increases should be carried out, within one year of the date of approval of the AGM resolution, including the power not to implement any of the resolutions, when deemed advisable.

On March 31, 2016, the Board of Directors of BBVA approved the execution of the first of the capital increases charged to voluntary reserves, in accordance with the terms and conditions agreed by the aforementioned AGM. As a result of this increase, the Bank’s capital increased by €55,702,125.43 through the issuance of 113,677,807 ordinary shares at €0.49 par values each.

On September 28, 2016, BBVA’s Board of Directors approved the execution of the second of the capital increases charged to voluntary reserves in accordance with the terms and conditions agreed by the aforementioned AGM. As a result of this increase, the Bank’s capital increased by €42,266,085.33 through the issuance of 86,257,317 ordinary shares at €0.49 par value each.

Convertible and/or exchangeable securities:

The AGM held on March 17, 2017, resolved, under agenda item five, to confer authority to the Board of Directors to issue securities convertible into newly issued BBVA shares, on one or several occasions, within the maximum term of five years to be counted from the approval date of the authorization, up to a maximum overall amount of €8 billion or its equivalent in any other currency. Likewise, the AGM resolved to confer to the Board of Directors the authority to totally or partially exclude shareholders’ pre-emptive subscription rights within the framework of a specific issue of convertible securities, although this power was limited to ensure the nominal amount of the capital increases resolved or effectively carried out to cover the conversion of mandatory convertible issuances of this authority (without prejudice to anti-dilution adjustments), with exclusion of pre-emptive subscription rights and of those likewise resolved or carried out with exclusion of pre-emptive subscription rights in use of the authority to increase the share capital conferred by the AGM held on March 17, 2017, under agenda item four, do not exceed the maximum nominal amount, overall, of 20% of the share capital of BBVA at the time of the authorization, this limit not being applicable to contingent convertible issues.

In use of the authority mentioned above, BBVA carried out, on May 24, 2017 the fifth issuance of perpetual contingent convertible securities (additional tier 1 instrument), with exclusion of pre-emptive subscription rights of shareholders, for a total nominal amount of €500 million. This issuance is listed in the Global Exchange Market of the Irish Stock Exchange and was targeted only at qualified investors, not being offered to, and not being subscribed for, in Spain or by Spanish residents. The issuance qualifies as additional tier 1 capital of the Bank and the Group in accordance with Regulation EU 575/2013 (see Note 22.4).

Likewise, in use of such authority, BBVA carried out, on November 14, 2017 the sixth issuance of perpetual contingent convertible securities (additional tier 1 instrument), with exclusion of pre-emptive subscription rights of shareholders, for a total nominal amount of $1,000 million. This issuance is listed in the Global Exchange Market of the Irish Stock Exchange and was targeted only at qualified investors, not being offered to, and not being subscribed for, in Spain or by Spanish residents. The qualification of this issuance as additional tier 1 capital has been requested (see Note 22.4).

In past years, BBVA has carried out, in use of the authority to issue convertible securities conferred by the AGM held on March 16, 2012 (in effect until March 16, 2017), four additional issuances of perpetual contingent convertible securities (additional tier 1 instrument), with exclusion of pre-emptive subscription rights of shareholders (in April 2013 for an amount of $1.5 billion, in February 2014 and February 2015 for an amount of €1.5 billion each one, and in April 2016 for an amount of €1 billion). These issuances were targeted only at qualified investors and foreign private banking clients not being offered to, and not being subscribed for, in Spain or by Spanish residents. The first two issuances are listed in the Singapore Exchange Securities Trading Limited and the last two issuances are listed in the Global Exchange Market of the Irish Stock Exchange. Furthermore, these four issuances qualify as additional tier 1 capital of the Bank and the Group in accordance with Regulation UE 575/2013 (see Note 22.4).

Convertible and/or exchangeable securities:

BBVA’s AGM held on March 17, 2017 resolved, under agenda item four, to confer authority on the Board of Directors to increase Bank’s share capital, on one or several occasions, subject to provisions in the law and in the Company Bylaws that may be applicable at any time, within the legal term of five years of the approval date of the authorization, up to the maximum amount corresponding to 50% of Bank’s share capital at the time on which the resolution was adopted, likewise conferring authority to the Board of Directors to totally or partially exclude shareholders’ pre-emptive subscription rights over any specific issue that may be made under such authority; although the power to exclude pre-emptive subscription rights was limited, such that the nominal amount of the capital increases resolved or effectively carried out with the exclusion of pre-emptive subscription rights in use of the referred authority and those that may be resolved or carried out to cover the conversion of mandatory convertible issues that may equally be made with the exclusion of pre-emptive subscription rights in use of the authority to issue convertible securities conferred by the AGM held on March 17, 2017, under agenda item five (without prejudice to the anti-dilution adjustments) shall not exceed the nominal maximum overall amount of 20% of the share capital of BBVA at the time of the authorization.

As of the date of this document, the Bank’s Board of Directors has not exercised the authority conferred by the AGM.